Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Interest rate risk [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 8,117,678	¥ 6,199,507
Carrying amounts, Assets	110,604	222,553
Carrying amounts, Liabilities	246,482	46,666
Change in value used for calculating hedge ineffectiveness	(209,287)	(122,874)
Interest rate risk [Member] | Interest rate option [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	170,150
Carrying amounts, Liabilities	3,214
Change in value used for calculating hedge ineffectiveness	(9,551)
Interest rate risk [Member] | Debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	294,332	116,793
Carrying amounts	6,569,461	6,252,899
Interest rate risk [Member] | Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	6,842	2,017
Carrying amounts	106,489	85,376
Stock price risk [Member] | Equity swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	19,720	33,675
Carrying amounts, Liabilities	2,031	2,690
Change in value used for calculating hedge ineffectiveness	5,191	(19,215)
Stock price risk [Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(5,313)	18,994
Carrying amounts	21,355	¥ 74,564
Investment securities [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(82,016)
Carrying amounts	¥ 1,256,768